Revenue - Schedule of Revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Type of goods or services
Revenue	$ 12,475,443	$ 10,490,668	$ 10,655,993
I-Guardng Services
Type of goods or services
Revenue	12,111,955	10,236,195	10,452,263
Man Guarding Services [Member]
Type of goods or services
Revenue	175,345	120,354	150,314
Others [Member]
Type of goods or services
Revenue	188,143	134,119	53,416
At a Point of Time [Member]
Type of goods or services
Revenue	308,257	552,993	392,984
Over time [Member]
Type of goods or services
Revenue	$ 12,167,186	$ 9,937,675	$ 10,263,009